Investments In Associated Companies (Schedule Of Investments In Associated Companies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Investments In Associated Companies [Line Items]
Equity method investments	$ 793,766	[1]	$ 959,936	[1]
Investments in associated companies carried at fair value	1,198,029		1,314,227
Investments in associated companies	1,991,795		2,274,163
JHYH [Member]
Investments In Associated Companies [Line Items]
Equity method investments	323,262	[1]	321,023	[1]
Berkadia [Member]
Investments In Associated Companies [Line Items]
Equity method investments	193,496	[1]	475,071	[1]
Garcadia [Member]
Investments In Associated Companies [Line Items]
Equity method investments	72,303	[1]	35,943	[1]
HomeFed Corporation [Member]
Investments In Associated Companies [Line Items]
Equity method investments	47,493	[1]	46,083	[1]
Brooklyn Renaissance Plaza [Member]
Investments In Associated Companies [Line Items]
Equity method investments	31,931	[1]	30,539	[1]
Linkem [Member]
Investments In Associated Companies [Line Items]
Equity method investments	86,332	[1]
Associated Companies Other [Member]
Investments In Associated Companies [Line Items]
Equity method investments	38,949	[1]	51,277	[1]
Jefferies Group Inc [Member]
Investments In Associated Companies [Line Items]
Investments in associated companies carried at fair value	797,583		1,314,227
Mueller [Member]
Investments In Associated Companies [Line Items]
Investments in associated companies carried at fair value	$ 400,446

[1]	Investments accounted for under the equity method of accounting are initially recorded at their original cost and subsequently increased for the Company's share of the investees' earnings, decreased for the Company's share of the investees' losses, reduced for dividends received and impairment charges recorded, if any, and increased for any additional investment of capital.